Bank Loan - Current (Tables)	12 Months Ended
Sep. 30, 2023
Bank Loan - Current [Abstract]
Schedule Bank Loan - Current	The bank loans as of September 30, 2023 and 2022 are set out below:
	As of September 30, 2023	As of September 30, 2022
	$	$
Bank loan – current	3,586,296	28,516

Schedule of Bank Loans
Bank loan	Currency	Period	Interest rate	Third Party guarantee	Directors’ Personal guarantee	Carrying amount
Shoko Chukin Bank	JPY	May 2023 – October 2023*	3.50%	NIL	NIL	3,586,296
September 30, 2023						3,586,296

*	The Company has rescheduled the repayment date of the loan and it is payable upon consummation of the initial public offering.
Bank loan	Currency	Period	Interest rate	Third Party guarantee	Directors’ Personal guarantee	Carrying amount
Mizuho Bank	JPY	June 2022 – December 2022	1.48%	NIL	NIL	28,516
September 30, 2022						28,516

Schedule of Maturities of Bank Loans
	Carrying amount	Within 1 year	2024	2025	2026	2027	Thereafter
	$	$	$	$	$	$	$
Shoko Chukin Bank	3,586,296	3,586,296	—	—	—	—	—
September 30, 2023	3,586,296	3,586,296	—	—	—	—	—
	Carrying amount	Within 1 year	2024	2025	2026	2027	Thereafter
	$	$	$	$	$	$	$
Mizuho Bank	28,516	28,516	—	—	—	—	—
September 30, 2022	28,516	28,516	—	—	—	—	—